Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Comprehensive Income Loss Abstract
Net income (loss)	$ 583,270	$ (81,597)	$ 162,367
Items that may be reclassified into profit or loss
Foreign currency translation adjustments	(50,985)	148,456	(17,555)
Items that will not be reclassified to profit or loss
Actuarial gain (loss) on defined benefit plans	(5,050)	33,282	55,422
Income tax on items that will not be reclassified to profit or loss	1,665	(6,768)	(14,424)
Total other comprehensive income (loss)	(54,370)	174,970	23,443
Total comprehensive income (loss)	528,900	93,373	185,810
Total comprehensive income (loss) attributable to:
Telesat Corporation shareholders	142,787	19,889	90,405
Non-controlling interest	386,113	73,484	95,405
Total comprehensive income, net	$ 528,900	$ 93,373	$ 185,810